FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

15.	FAIR VALUE MEASUREMENTS

The Company’s assets and liabilities recorded at fair value are categorized based upon a fair value hierarchy that ranks the quality and reliability of the information used to determine fair value.

The Company has certain non-financial assets that are measured at fair value on a non-recurring basis when there is an indicator of impairment, and they are recorded at fair value only when impairment is recognized. These assets include property, plant and equipment, goodwill and intangible assets, net. The Company did not record impairment to any non-financial assets in the years ended December 31, 2022 and 2021. The Company does not have any non-financial liabilities measured and recorded at fair value on a non-recurring basis.

Financial Disclosures about Fair Value of Financial Instruments

The tables below set forth information related to the Company’s consolidated financial instruments (in thousands):

	Level in	December 31, 2022		December 31, 2021
	Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	1	$7,253	$7,253	$62,937	$62,937
Restricted cash	1	34	34	185	185
Cash and investment in severance benefit accounts	1	3,161	3,161	3,687	3,687

Liabilities:
Subordinated term loan(a)	2	41,528	25,503	37,991	28,376
Subordinated debt(a)	2	11,119	7,386	10,577	7,674
Senior term loan(a)	2	40,529	36,680	41,063	43,276
Convertible debt	2	43,928	48,249	41,343	44,494
Long-term debt	2	-	-	-	-
Public Warrants	1	345	345	8,510	8,510
Warrants(b)	3	36	36	1,317	1,317

(a)	As of December 31, 2022 and 2021, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 23.00%, 27.18% and 28.78%, respectively, as of December 31, 2022. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 13.8%, 17.16% and 16.83%, respectively, as of December 31, 2021.
(b)	As of December 31, 2022 and 2021, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s consolidated balance sheets. The key inputs to the valuation models that were utilized to estimate the fair value of the Post-Combination Warrants and Private Placement Warrants were as follows as of December 31, 2022:

	Post- Combination Warrants	Private Placement Warrants
Assumptions:
Stock price	$1.31	$1.31
Exercise price	$12.50 - $17.50	$11.50
Risk free rate	4.64%	4.02%
Expected volatility	101.10%	58.50%
Dividend yield	0.00%	0.00%

The conversion option derivative and call and contingent put derivative are considered a Level 3 measurement due to the utilization of significant unobservable inputs in the valuation. The Company utilized a binomial model to estimate the fair value of the embedded derivative features requiring bifurcation associated with the Convertible Notes payable at issuance date and as of the December 31, 2022 reporting date. The key inputs to the valuation models that were utilized to estimate the fair value of the convertible debt derivative liabilities include:

	December 31, 2022	Issuance Date
Assumptions:
Stock price	$1.31	$9.75
Conversion strike price	$8.00	$12.50
Volatility	94.00%	25.00%
Dividend yield	0.00%	0.00%
Risk free rate	4.32%	0.51%
Debt discount rate	15.10%	12.80%
Coupon interest rate	7.00%	7.00%
Face amount (in thousands)	50,000	50,000
Contingent put inputs and assumptions:
Probability of fundamental change	33.00%	25.00%

The following table presents a roll-forward of the Level 3 instruments:

(in thousands)	Warrants	Conversion option derivative	Call and contingent put derivative
Beginning balance, December 31, 2021	$1,317	$1,343	$1,651
Change in fair value	(1,281)	1,709	650
Ending balance, December 31, 2022	$36	$3,052	$2,301